Annual Total Returns - FidelityMagellanK6Fund-PRO - FidelityMagellanK6Fund-PRO - Fidelity Magellan K6 Fund	May 28, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 13, 2019
Fidelity Magellan K6 Fund
Bar Chart Table:
Annual Return 2020	29.14%
Annual Return 2021	27.46%